Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income before noncontrolling interests		$ 3,586	$ 20,041	$ 22,876
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses		14,129	2,687	1,744
Changes in fair value of MSRs and LHFS carried at fair value		4,321	3,702	453
Depreciation, amortization and accretion		8,736	7,075	5,593
Other net (gains) losses	[1]	5,258	(5,513)	(7,551)
Stock-based compensation		1,766	2,274	2,255
Originations and purchases of loans held for sale	[1]	(181,961)	(159,309)	(154,934)
Proceeds from sales of and paydowns on loans held for sale	[1]	122,592	114,155	120,160
Net change in:
Debt and equity securities, held for trading		43,214	22,066	35,054
Deferred income taxes		(3,314)	(3,246)	1,970
Derivative assets and liabilities		(5,492)	(2,665)	1,513
Other assets		(12,304)	3,034	7,805
Other accrued expenses and liabilities		1,520	2,429	(865)
Net cash provided by operating activities		2,051	6,730	36,073
Net change in:
Federal funds sold and securities purchased under resale agreements		36,468	(21,933)	(1,184)
Available-for-sale debt securities:
Proceeds from sales		48,638	9,386	7,320
Prepayments and maturities		78,174	46,542	36,725
Purchases		(91,545)	(57,015)	(60,067)
Held-to-maturity debt securities:
Paydowns and maturities		36,641	13,684	10,934
Purchases		(46,755)	(8,649)	0
Equity securities, not held for trading:
Proceeds from sales and capital returns		12,187	6,143	6,242
Purchases		(8,677)	(6,865)	(6,433)
Loans:
Loans originated by banking subsidiaries, net of principal collected		53,718	(23,698)	(18,619)
Proceeds from sales (including participations) of loans held for investment		9,359	12,038	16,294
Purchases (including participations) of loans		(1,313)	(2,033)	(2,088)
Principal collected on nonbank entities’ loans		7,927	3,912	6,791
Loans originated by nonbank entities		(13,052)	(5,274)	(6,482)
Proceeds from sales of foreclosed assets and short sales		1,147	2,666	3,592
Other, net		(363)	1,465	(779)
Net cash provided (used) by investing activities		122,554	(29,631)	(7,754)
Net change in:
Deposits		81,755	36,137	(48,034)
Short-term borrowings		(45,513)	(1,275)	2,531
Long-term debt:
Proceeds from issuance		38,136	53,381	47,595
Repayment		(65,347)	(60,996)	(40,565)
Preferred stock:
Proceeds from issuance		3,116	0	0
Redeemed		(3,602)	(1,550)	(2,150)
Cash dividends paid		(1,290)	(1,391)	(1,622)
Common stock:
Proceeds from issuance		571	380	632
Stock tendered for payment of withholding taxes		(340)	(302)	(331)
Repurchased		(3,415)	(24,533)	(20,633)
Cash dividends paid		(4,852)	(8,198)	(7,692)
Net change in noncontrolling interests		(102)	(513)	(462)
Other, net		(360)	(276)	(248)
Net cash used by financing activities		(1,243)	(9,136)	(70,979)
Net change in cash, cash equivalents, and restricted cash		123,362	(32,037)	(42,660)
Cash, cash equivalents, and restricted cash at beginning of year		141,250	173,287	215,947
Cash, cash equivalents, and restricted cash at end of year		264,612	141,250	173,287
Supplemental cash flow disclosures:
Cash paid for interest		8,414	18,834	14,366
Cash paid for income taxes, net	[2]	$ 1,175	$ 7,493	$ (135)

[1]	Prior periods have been revised to conform to the current period presentation.
[2]	In 2020, we presented cash paid for income taxes on a net basis with a reduction for cash received for refunds of income taxes paid. Prior period balances have been revised to conform with the current period presentation.